Note 22 - Share Capital (Details Textual) $ / shares in Thousands	Jun. 26, 2017	Dec. 31, 2018 $ / shares
Statement Line Items [Line Items]
Share consolidation ratio	5
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share		$ 0
Preference shares [member]
Statement Line Items [Line Items]
Par value per share		$ 0